STATEMENT OF INVESTMENTS
May 31, 2023 (Unaudited)

Description Shares Value ($)
Common Stocks – 98.5%
Capital Goods – 1.4%
AZEK Co., Inc. (The)
(a)
6,111 142,081
Commercial & Professional Services – 3.1%
CoStar Group, Inc.
(a)
3,985 316,409
Consumer Discretionary Distribution & Retail – 2.0%
Chewy, Inc., Class A
(a)
2,969 87,555
Farfetch Ltd., Class A
(a)
24,745 121,993
209,548
Consumer Durables & Apparel – 5.2%
Garmin Ltd. 981 101,190
Lululemon Athletica , Inc.
(a)
678 225,049
Peloton Interactive, Inc., Class A
(a)
28,280 205,878
532,117
Consumer Services – 2.5%
Airbnb, Inc., Class A
(a)
1,398 153,459
DraftKings , Inc., Class A
(a)
4,416 103,069
256,528
Energy – 2.1%
Cactus, Inc., Class A 6,974 220,239
Financial Services – 4.6%
Ares Management Corp., Class A 3,034 264,231
Block, Inc.
(a)
3,496 211,123
475,354
Food, Beverage & Tobacco – 2.8%
Freshpet , Inc.
(a)
3,150 188,244
Vital Farms, Inc.
(a)
6,799 98,518
286,762
Health Care Equipment & Services – 14.4%
Align Technology, Inc.
(a)
866 244,784
DexCom , Inc.
(a)
2,128 249,529
Inspire Medical Systems, Inc.
(a)
678 198,308
Intuitive Surgical, Inc.
(a)
655 201,635
iRhythm Technologies, Inc.
(a)
1,200 137,124
Outset Medical, Inc.
(a)
7,531 156,871
Privia Health Group, Inc.
(a)
5,953 148,527
TransMedics Group, Inc.
(a)
2,010 146,047
1,482,825
Materials – 1.8%
Albemarle Corp. 971 187,918
Media & Entertainment – 11.8%
Alphabet, Inc., Class C
(a)
4,155 512,602

STATEMENT OF INVESTMENTS
(continued)

Description Shares Value ($)
Common Stocks – 98.5% (continued)
Media & Entertainment – 11.8% (continued)
Liberty Media Corp.-Liberty Formula One, Class C
(a)
2,727 191,981
Netflix, Inc.
(a)
742 293,261
Trade Desk, Inc. (The), Class A
(a)
3,052 213,884
1,211,728
Pharmaceuticals, Biotechnology & Life Sciences – 26.7%
10x Genomics, Inc., Class A
(a)
2,882 151,190
Alnylam Pharmaceuticals, Inc.
(a)
1,045 193,335
Ascendis Pharma A/S, ADR
(a)
2,229 193,856
BioMarin Pharmaceutical, Inc.
(a)
2,736 237,868
Crinetics Pharmaceuticals, Inc.
(a)
4,507 98,388
Cytokinetics, Inc.
(a)
4,005 150,948
Denali Therapeutics, Inc.
(a)
5,092 153,880
Illumina, Inc.
(a)
1,534 301,661
Insmed , Inc.
(a)
10,879 207,027
Keros Therapeutics, Inc.
(a)
2,185 104,574
Pacific Biosciences of California, Inc.
(a)
11,878 147,050
Prothena Corp. PLC
(a)
1,993 132,395
Repligen Corp.
(a)
1,319 221,487
Sarepta Therapeutics, Inc.
(a)
1,577 194,917
Twist Bioscience Corp.
(a)
7,778 117,837
Xenon Pharmaceuticals, Inc.
(a)
3,666 141,251
2,747,664
Semiconductors & Semiconductor Equipment – 6.2%
NVIDIA Corp. 1,673 632,963
Software & Services – 13.9%
DoubleVerify Holdings, Inc.
(a)
5,288 184,393
Dynatrace , Inc.
(a)
4,290 218,747
MongoDB, Inc.
(a)
536 157,471
Shopify, Inc., Class A
(a)
3,323 190,042
Snowflake, Inc., Class A
(a)
1,906 315,176
Twilio , Inc., Class A
(a)
5,256 365,923
1,431,752
Total Common Stocks (cost $9,848,413) 10,133,888
Investment Companies – 1.5%
Registered Investment Companies – 1.5%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 5.07%
(b)(c)
(cost $156,383) 156,383 156,383
Total Investments (cost $10,004,796) 100.0% 10,290,271
Cash and Receivables (Net) 0.0% 3,208
Net Assets 100.0% 10,293,479
ADR—American Depositary Receipt

See Notes to Statement of Investments
(a)
Non-income producing security.
(b)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(c)
The rate shown is the 1-day yield as of May 31, 2023.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited)

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and
Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. BNY Mellon Innovators ETF (the “fund”)
is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies) generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National
Association of Securities Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of May 31, 2023 in valuing the fund’s investments:

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited) (continued)

Fair Value Measurements
At May 31, 2023, accumulated net unrealized appreciation on investments was $285,475, consisting of gross appreciation of $548,523 and gross depreciation of $263,048.
At May 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 10,133,888 — — 10,133,888
Investment Companies 156,383 — — 156,383
†
See Statement of Investments for additional detailed categorizations, if any.